MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2020	$552,878	$106,445	$81,003	$13,314	$12,777	$766,417

Additions	40,261	2,838	15,435	1,623	2,113	62,270
Disposals	(81,740)	(11,098)	(9,298)	(1,492)	(2,845)	(106,473)

Balance at December 31, 2021	$511,399	$98,185	$87,140	$13,445	$12,045	$722,214

Additions	103,635	5,217	19,877	7,573	1,978	138,280
Disposals	(14,966)	(6,542)	(757)	(662)	(746)	(23,673)

Balance at December 31, 2022	$600,068	$96,860	$106,260	$20,356	$13,277	$836,821

Accumulated amortization and impairment

Balance at December 31, 2020	$510,335	$94,815	$53,122	$10,166	$10,024	$678,462

Amortization	15,614	3,393	4,947	352	1,202	25,508
Disposals	(81,180)	(10,000)	(8,624)	(1,324)	(2,825)	(103,953)

Balance at December 31, 2021	$444,769	$88,208	$49,445	$9,194	$8,401	$600,017

Amortization	14,786	2,268	5,301	346	1,205	23,906
Disposals	(13,574)	(6,442)	(326)	(159)	(493)	(20,994)

Balance at December 31, 2022	$445,981	$84,034	$54,420	$9,381	$9,113	$602,929

Net book value
At December 31, 2021	$66,630	$9,977	$37,695	$4,251	$3,644	$122,197
At December 31, 2022	$154,087	$12,826	$51,840	$10,975	$4,164	$233,892

Disclosure of detailed information about purchase price allocated to the underlying assets acquired and liabilities assumed [Table Text Block]

Pitarilla Project purchase consideration:

Common shares issued	$25,590
Consideration paid in cash	35,067
Acquisition costs	880
Total consideration	$61,537

Fair value summary of assets acquired and liabilities assumed:

Assets:
Current assets	$288
Buildings and equipment	652
Mineral properties	60,811
Total assets	$61,751

Liabilities:
Accounts payable and accrued liabilities	170
Reclamation liability	44
Total liabilities	$214

Net identifiable assets acquired	$61,537